Long-Term Debt- Capital lease obligations (Details)	12 Months Ended
Dec. 31, 2019
FSS Satellite Anik F3
Capital lease obligations
Ku-band capacity leased (as a percent)	100.00%
Term of capital lease	15 years
Nimiq 5
Capital lease obligations
Percentage of capacity leased	100.00%
Canadian DBS Satellite Ciel II
Capital lease obligations
Satellite capacity leased (as a percent)	100.00%
Initial term of capital lease	10 years